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JEREMY J. CLEMENS jeremy.clemens@dechert.com +1 617 728 7103 Direct +1 617 275 8371 Fax

October 24, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (“Registrant”)
File Nos. 333-185659 and 811-22781
Post-Effective Amendment No. 83

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 83 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Post-Effective Amendment No. 85 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of updating disclosure related to changes to the principal investment strategy, including the glide path, and risks, as well as the termination of the sub-adviser of the Goldman Sachs Target Date 2020 Portfolio, Goldman Sachs Target Date 2025 Portfolio, Goldman Sachs Target Date 2030 Portfolio, Goldman Sachs Target Date 2035 Portfolio, Goldman Sachs Target Date 2040 Portfolio, Goldman Sachs Target Date 2045 Portfolio, Goldman Sachs Target Date 2050 Portfolio, Goldman Sachs Target Date 2055 Portfolio, and Goldman Sachs Target Date 2060 Portfolio (the “Portfolios”), which could be construed as material. These changes take effect on November 30, 2018, and shareholders of the Portfolios were notified of the changes via a supplement dated September 14, 2018 to the Portfolios’ Registration Statement.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7103.

Sincerely,

/s/ Jeremy J. Clemens
Jeremy J. Clemens